Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: April 10, 2026

Payment Date	4/15/2026
Collection Period Start	3/1/2026
Collection Period End	3/31/2026
Interest Period Start	3/16/2026
Interest Period End	4/14/2026

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$40,020,280.81	$21,786,554.27	$18,233,726.54	0.057922	Oct-27
Class A-2b Notes	$10,017,783.10	$5,453,559.33	$4,564,223.77	0.057922	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$541,628,063.91	$27,240,113.60	$514,387,950.31

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$560,264,472.01	$532,278,242.95	0.476898
YSOC Amount	$15,923,418.12	$15,177,302.66
Adjusted Pool Balance	$544,341,053.89	$517,100,940.29
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$40,020,280.81	4.61000%	30/360	$153,744.58
Class A-2b Notes	$10,017,783.10	3.99223%	ACT/360	$33,327.75
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$541,628,063.91			$2,095,889.74

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$560,264,472.01	$532,278,242.95
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$544,341,053.89	$517,100,940.29
Number of Receivables Outstanding	34,837	33,909
Weighted Average Contract Rate	7.58%	7.59%
Weighted Average Remaining Term (months)	40.4	39.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,316,479.71
Principal Collections	$27,666,524.21
Liquidation Proceeds	$171,218.75
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$31,154,222.67
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$31,154,222.67

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$466,887.06	$466,887.06	$—	$—	$30,687,335.61
Interest - Class A-1 Notes	$—	$—	$—	$—	$30,687,335.61
Interest - Class A-2a Notes	$153,744.58	$153,744.58	$—	$—	$30,533,591.03
Interest - Class A-2b Notes	$33,327.75	$33,327.75	$—	$—	$30,500,263.28
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$28,984,903.28
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$28,730,777.95
First Allocation of Principal	$—	$—	$—	$—	$28,730,777.95
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$28,686,564.20
Second Allocation of Principal	$2,827,123.62	$2,827,123.62	$—	$—	$25,859,440.58
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$25,813,418.50
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$14,963,418.50
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$14,914,322.25
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,064,322.25
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,064,322.25
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,351,332.27
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,351,332.27
Remaining Funds to Certificates	$1,351,332.27	$1,351,332.27	$—	$—	$—
Total	$31,154,222.67	$31,154,222.67	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$15,923,418.12
Increase/(Decrease)	$(746,115.46)
Ending YSOC Amount	$15,177,302.66

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$544,341,053.89	$517,100,940.29
Note Balance	$541,628,063.91	$514,387,950.31
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	24	$319,704.85
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	98	$171,218.75
Monthly Net Losses (Liquidation Proceeds)			$148,486.10
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.39%
Second Preceding Collection Period			0.20%
Preceding Collection Period			(0.03)%
Current Collection Period			0.33%
Four-Month Average Net Loss Ratio			0.22%
Cumulative Net Losses for All Periods			$2,081,613.12
Cumulative Net Loss Ratio			0.19%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	44	$856,329.15
60-89 Days Delinquent	0.06%	17	$312,729.22
90-119 Days Delinquent	0.01%	3	$73,966.06
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.23%	64	$1,243,024.43

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$108,529.48
Total Repossessed Inventory		6	$125,273.30

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		20	$386,695.28
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.08%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.67	0.13%	34	0.10%